Main Page (1)

TYPE		13F-HR
PERIOD	12/31/00
Filer
	CIK	0001117371
	CCC	cp#5vhmk
	SUBMISSION-CONTACT
		Name	 Lois Cox
		Phone 785-587-6613

Attached Documents Page (2)
				FORM 13F
				FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2000
Check here if Amendment [  ]; Amendment Number:

The Amendment (Check only one.): [  ] is a restatement.
				 	   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: F B CAPITAL MANAGEMENT OF KANSAS
Address: 2627 KFB PLAZA
	   MANHATTAN, KS 66503


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lois Cox
Title:	Portfolio Manager
Phone:	785-587-6613
Signature, Place, and Date of Signing:

Lois Cox   Manhattan, Kansas   December 31, 2000

Report Type ( Check only one.):
[ x ]	13F HOLDIONGS REPORT.

[   ]	13F NOTICE.

[   ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		40

Form 13F Information Table Value Total:		$114,581


List of Other Included Managers:

American Agri Ins Co Class A                Com                  02360*100
743
34 SH              Sole        N/A                  34          0         0
American Agri Ins Co Class B                Com                  02360*118
31344
1495 SH              Sole        N/A                1495          0         0
Amer Farm Bur Ins Svcs Inc                  Com                  02590#108
260
250 SH              Sole        N/A                 250          0         0
American Home Products Corp                 Com                  026609107
1315
20700 SH              Sole        N/A               20700          0         0
Black & Decker Corp.                        Com                  091797100
681
17350 SH              Sole        N/A               17350          0         0
Brinker Intern'tl Inc.                      Com                  0109641100
996
23575 SH              Sole        N/A               23575          0         0
Camden Property Trust                       Com                  133131102
1434
42802 SH              Sole        N/A               42802          0         0
Carnival Corp Class A                       Com                  143658102
974
31600 SH              Sole        N/A               31600          0         0
DST Systems Inc                             Com                  233326107
757
11300 SH              Sole        N/A               11300          0         0
Duke-Weeks Realty Corp                      Com                  264411505
1214
49300 SH              Sole        N/A               49300          0         0
FBL Financial Group Inc Class A             Com                  30239F106
4776
274897 SH              Sole        N/A              274897          0         0
Firststar Corp Wisc                         Com                  33763V109
547
23523 SH              Sole        N/A               23523          0         0
Henry, Jack  & Assoc                        Com                  426281101
1489
23975 SH              Sole        N/A               23975          0         0
Highwood Properties                         Com                  431284108
622
25000 SH              Sole        N/A               25000          0         0
Insituform Technologies Inc Cl A            Com                  457667103
873
21900 SH              Sole        N/A               21900          0         0
International Business Machine              Com                  459200101
1530
18000 SH              Sole        N/A               18000          0         0
Kansas Venture Capital Inc                  Com                  48553#106
373
20000 SH              Sole        N/A               20000          0         0
Lafarge Corp                                Com                  505862102
1110
47000 SH              Sole        N/A               47000          0         0
Legg Mason Inc                              Com                  524901105
1397
25625 SH              Sole        N/A               25625          0         0
Mid-Cap S & P Dep Recpts                    Com                  595635103
4181
44300 SH              Sole        N/A               44300          0         0
Repsol ADR                                  Com                  76026T205
1113
69000 SH              Sole        N/A               69000          0         0
Royal Dutch Petro NY ADR                    Com                  780257804
1229
20300 SH              Sole        N/A               20300          0         0
S&P 500 Dep Rec                             Com                  78462F103
21069
160600 SH              Sole        N/A              160600          0         0
SPX Corp                                    Com                  784635104
1204
11130 SH              Sole        N/A               11130          0         0
Sapient Corp.                               Com                  803062108
181
15200 SH              Sole        N/A               15200          0         0
Sector SPDR Tr SBI Int - TE                 Com                  81369Y803
435
13900 SH              Sole        N/A               13900          0         0
Smurfit-Stone Container Corp                Com                  832727101
776
51950 SH              Sole        N/A               51950          0         0
Southwest Securities Group                  Com                  845224104
654
25260 SH              Sole        N/A               25260          0         0
Telefonica De Espana ADR                    Com                  879382208
1363
27251 SH              Sole        N/A               27251          0         0
Tyco Intl Ltd                               Com                  902124106
1671
30100 SH              Sole        N/A               30100          0         0
United Rentals Inc                          Com                  911363109
384
28550 SH              Sole        N/A               28550          0         0
Verizon Communications                      Com                  92343V104
1101
21960 SH              Sole        N/A               21960          0         0
Viacom Inc Cl B                             Com                  925524308
1176
25151 SH              Sole        N/A               25151          0         0
Wal Mart Stores Inc                         Com                  931142103
1721
32400 SH              Sole        N/A               32400          0         0
Walgreen Co                                 Com                  931422109
1739
41600 SH              Sole        N/A               41600          0         0
Western Ag Ins Co Class B                   Com                  95759*111
6539
2750 SH              Sole        N/A                2750          0         0
Worldcom Inc                                Com                  98157D106
341
24250 SH              Sole        N/A               24250          0         0
Global Crossing LTD                         Lyon Sub Zero        G3921A100
686
47950 PRN             Sole        N/A               47950          0         0
Kansas Farm Bureau Svcs                     Com                  485997118
305
3050 SH              Sole        N/A                3050          0         0
KFB Insurance Company Inc                   Com                  49376@101
14278
4987 SH              Sole        N/A                4987          0         0

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